INCOME TAXES (Components Of Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax expenses/(benefits)
Total loss before income taxes	$ (8,142)	$ (15,134)	$ (17,471)
PRC, excluding Hong Kong
Income tax expenses/(benefits)
Total loss before income taxes	(6,805)	(14,101)	(14,706)
Cayman Islands
Income tax expenses/(benefits)
Total loss before income taxes	(1,241)	(702)	(2,550)
BVI
Income tax expenses/(benefits)
Total loss before income taxes	(6)	(2)	(4)
Hong Kong
Income tax expenses/(benefits)
Total loss before income taxes	$ (90)	$ (329)	$ (211)